Subsequent Events (Details Narrative) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Jan. 01, 2026 USD ($) $ / shares shares
Common Class A [Member]
Subsequent Event [Line Items]
Sale of stock, description of transaction	These transactions will be reflected in the Company’s first quarter 2026 financial statements.
Common Stock [Member]
Subsequent Event [Line Items]
Share issued value	$ 150.0
Share issued | shares	223,962
Gross proceeds	$ 0.2
Sale of Stock, Price Per Share | $ / shares	$ 0.77